Intangible Asset, Net	6 Months Ended
Jun. 30, 2026
Intangible Asset, Net [Abstract]
Intangible asset, net

10. Intangible assets, net

Intangible assets, net consist of the following:

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
	RMB	RMB
Land use right	49,292,208	49,292,208
Franchise right	334,865	334,865
Less: Accumulated amortization	(3,867,473)	(4,360,395)
Intangible assets, net	45,759,600	45,266,678

Amortization expense for the six months ended June 30, 2025 and 2026 amounted to RMB492,922 and RMB492,922, respectively.

As of December 31, 2025 and June 30, 2026, land use right with net book value of RMB45,759,600 and RMB45,266,678 was pledged as collateral under a loan arrangement, respectively (also see Note 13).

As of June 30, 2026, the future estimated amortization expenses are as below.

Years ended December 31,	Estimated amortization expense
(Unaudited)
RMB
Remaining of 2026	492,922
2027	985,844
2028	985,844
2029	985,844
2030	985,844
Thereafter	40,830,380
Total	45,266,678